UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22114

Name of Registrant:	Vanguard Montgomery Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026—June 30, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Market Neutral Fund Investor Shares - VMNFX

Market Neutral Fund Institutional Shares - VMNIX

Vanguard Market Neutral Fund

Investor Shares (VMNFX)

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Market Neutral Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$127	2.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$601
Number of Portfolio Holdings	615
Portfolio Turnover Rate	52%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Sector	Long Portfolio	Short Portfolio
Communication Services	3.2%	3.8%
Consumer Discretionary	13.4%	13.4%
Consumer Staples	1.9%	1.9%
Energy	4.0%	4.2%
Financials	19.6%	18.8%
Health Care	12.1%	12.1%
Industrials	14.0%	14.0%
Information Technology	12.2%	11.1%
Materials	4.2%	4.5%
Real Estate	8.6%	8.6%
Utilities	3.0%	2.9%
Other Assets and Liabilities—Net	3.8%	4.7%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR634

Vanguard Market Neutral Fund

Institutional Shares (VMNIX)

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Market Neutral Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$133	2.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$601
Number of Portfolio Holdings	615
Portfolio Turnover Rate	52%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Sector	Long Portfolio	Short Portfolio
Communication Services	3.2%	3.8%
Consumer Discretionary	13.4%	13.4%
Consumer Staples	1.9%	1.9%
Energy	4.0%	4.2%
Financials	19.6%	18.8%
Health Care	12.1%	12.1%
Industrials	14.0%	14.0%
Information Technology	12.2%	11.1%
Materials	4.2%	4.5%
Real Estate	8.6%	8.6%
Utilities	3.0%	2.9%
Other Assets and Liabilities—Net	3.8%	4.7%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR734

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2026
Vanguard Market Neutral Fund

Contents
Financial Statements	1

Market Neutral Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks—Long Positions (96.2%)
Communication Services (3.2%)
[1]	New York Times Co. Class A	46,880	3,281
*,1	Bandwidth Inc. Class A	45,363	2,871
[1]	Versant Media Group Inc.	77,203	2,780
*	Reddit Inc. Class A	12,361	2,146
[1]	Playtika Holding Corp.	399,328	1,485
*,1	Lumen Technologies Inc.	152,895	1,174
*,1	EverQuote Inc. Class A	42,450	1,010
*,1	Bumble Inc. Class A	311,755	998
*,1	Anterix Inc.	8,656	891
*	Spotify Technology SA	1,476	678
*	Cable One Inc.	12,462	662
	Match Group Inc.	15,913	605
*,2	fuboTV Inc. Class A	56,432	519
*	ZoomInfo Technologies Inc.	105,477	309
			19,409
Consumer Discretionary (13.4%)
*,1	Penn Entertainment Inc.	222,992	4,763
*,1	BJ's Restaurants Inc.	63,793	3,875
[1]	Travel & Leisure Co.	50,569	3,865
[1]	Bloomin' Brands Inc.	402,765	3,681
[1]	Bath & Body Works Inc.	150,508	3,481
*,1	Etsy Inc.	41,117	3,097
[1]	American Eagle Outfitters Inc.	177,066	3,046
[1]	Expedia Group Inc.	11,546	2,954
[1]	Carnival Corp. Ltd.	101,537	2,901
[1]	Perdoceo Education Corp.	89,759	2,872
*	Cavco Industries Inc.	4,668	2,868
[1]	Las Vegas Sands Corp.	56,857	2,626
	Ross Stores Inc.	11,840	2,520
	Tapestry Inc.	17,158	2,512
*,1	Sonos Inc.	177,313	2,399
*,1	Covista Inc.	18,706	2,332
	Signet Jewelers Ltd.	24,161	2,083
*,1	MGM Resorts International	42,221	2,019
[1]	Ford Motor Co.	143,678	1,997
*,1	Revolve Group Inc.	87,038	1,992
[1]	La-Z-Boy Inc.	47,467	1,904
	ADT Inc.	275,336	1,790
[1]	Carter's Inc.	41,974	1,728
*	Adient plc	88,432	1,625
	Monarch Casino & Resort Inc.	12,106	1,593
[1]	Red Rock Resorts Inc. Class A	23,685	1,541
*,1	Frontdoor Inc.	19,017	1,476
*	Deckers Outdoor Corp.	12,107	1,202
	Buckle Inc.	27,425	1,157
*,1	M/I Homes Inc.	5,888	947
	Garmin Ltd.	3,849	914
*,1	National Vision Holdings Inc.	46,862	891
*,1	Norwegian Cruise Line Holdings Ltd.	38,087	804
[1]	Upbound Group Inc.	36,424	773
[1]	Dine Brands Global Inc.	20,498	736
	Murphy USA Inc.	1,345	725
	Strategic Education Inc.	8,402	644
[1]	Kohl's Corp.	35,056	621
*	American Public Education Inc.	11,197	601
[1]	G-III Apparel Group Ltd.	15,561	525
	TJX Cos. Inc.	2,537	384
			80,464

Market Neutral Fund
		Shares	Market Value• ($000)
Consumer Staples (1.9%)
*	Seneca Foods Corp. Class A	22,313	3,881
	Coca-Cola Consolidated Inc.	17,489	3,339
[1]	PriceSmart Inc.	7,563	1,477
*	Freshpet Inc.	17,280	1,022
	Philip Morris International Inc.	3,692	668
*	Boston Beer Co. Inc. Class A	2,494	441
[1]	Nu Skin Enterprises Inc. Class A	67,547	357
			11,185
Energy (4.0%)
*,1	ProPetro Holding Corp.	227,279	3,259
[1]	HF Sinclair Corp.	44,732	3,116
	Weatherford International plc	32,392	2,640
*,1	Nabors Industries Ltd. (XNYS)	26,083	2,191
*,1	Oceaneering International Inc.	50,293	2,038
[1]	DHT Holdings Inc.	118,659	1,961
*,1	Green Plains Inc.	101,455	1,560
	Valero Energy Corp.	5,413	1,410
[1]	Patterson-UTI Energy Inc.	151,349	1,389
	Delek US Holdings Inc.	21,638	1,099
[1]	SFL Corp. Ltd.	87,841	896
[1]	Dorian LPG Ltd.	24,688	859
	Liberty Energy Inc.	23,235	609
	Expand Energy Corp.	6,193	565
*,1	Clean Energy Fuels Corp.	191,997	394
			23,986
Financials (19.6%)
*,1	Happen Inc.	247,057	5,124
*,1	Slide Insurance Holdings Inc.	243,844	4,723
[1]	Virtu Financial Inc. Class A	74,910	4,462
[1]	Ally Financial Inc.	89,188	4,098
[1]	Universal Insurance Holdings Inc.	98,696	4,082
	Affiliated Managers Group Inc.	11,887	4,023
[1]	Banc of California Inc.	194,009	3,964
[1]	Associated Banc-Corp.	124,925	3,844
[1]	Zions Bancorp NA	54,712	3,785
[1]	Charles Schwab Corp.	40,927	3,776
*,1	Enova International Inc.	15,629	3,762
[1]	KeyCorp	156,007	3,596
*,1	Affirm Holdings Inc.	41,766	3,406
[1]	Allstate Corp.	14,188	3,376
[1]	Horizon Bancorp Inc.	167,154	3,340
[1]	First American Financial Corp.	47,172	3,235
[1]	Globe Life Inc.	17,928	3,203
[1]	StoneCo. Ltd. Class A	286,370	3,104
*,1	Heritage Insurance Holdings Inc.	118,585	3,093
[1]	OFG Bancorp	60,885	2,988
	XP Inc. Class A	180,676	2,938
	Western Alliance Bancorp	34,740	2,856
	RenaissanceRe Holdings Ltd.	8,408	2,664
[1]	Bank of NT Butterfield & Son Ltd.	43,448	2,585
[1]	BankUnited Inc.	49,602	2,403
[1]	Central Pacific Financial Corp.	61,613	2,354
[1]	CNO Financial Group Inc.	43,069	2,196
[1]	Amalgamated Financial Corp.	46,711	2,144
	MetLife Inc.	21,459	1,816
	WSFS Financial Corp.	21,611	1,658
[1]	MGIC Investment Corp.	58,192	1,641
	Progressive Corp.	7,109	1,553
	Bread Financial Holdings Inc.	13,954	1,512
[1]	Truist Financial Corp.	29,996	1,494
	State Street Corp.	8,389	1,423
	Popular Inc.	7,601	1,248
*,1	NMI Holdings Inc.	29,321	1,205
	Citizens Financial Group Inc.	16,858	1,181
*,1	Robinhood Markets Inc. Class A	11,328	1,136
[1]	PROG Holdings Inc.	21,725	1,013
	Piper Sandler Cos.	12,184	881
	PennyMac Financial Services Inc.	8,413	733

Market Neutral Fund
		Shares	Market Value• ($000)
	HCI Group Inc.	3,433	602
[1]	First Hawaiian Inc.	20,131	590
[1]	PagSeguro Digital Ltd. Class A	62,103	562
	Banner Corp.	8,430	560
	First Interstate BancSystem Inc. Class A	13,715	529
	Westamerica BanCorp	8,933	524
	Stifel Financial Corp.	7,005	489
	American International Group Inc.	5,653	421
			117,895
Health Care (12.1%)
*,1	Sarepta Therapeutics Inc.	256,987	4,618
*,1	Ultragenyx Pharmaceutical Inc.	125,148	4,179
*,1	Vir Biotechnology Inc.	348,301	3,549
*,1	Incyte Corp.	30,949	3,508
*,1	REGENXBIO Inc.	281,985	3,378
*,1	Teladoc Health Inc.	389,431	3,302
*	Tenet Healthcare Corp.	14,544	2,721
*,1	Centene Corp.	36,179	2,322
*,1	Nurix Therapeutics Inc.	89,975	2,183
*,1	Travere Therapeutics Inc.	37,450	2,128
*,1	Arvinas Inc.	244,350	2,031
	Merck & Co. Inc.	14,730	1,893
*,1	Intellia Therapeutics Inc.	104,950	1,776
*,1	AtriCure Inc.	58,357	1,633
*,1	Phreesia Inc.	138,494	1,425
*,1	Ardelyx Inc.	278,761	1,422
*,1	Schrodinger Inc.	87,496	1,422
*,1	Myriad Genetics Inc.	248,516	1,419
*,1	Ionis Pharmaceuticals Inc.	17,120	1,357
	AbbVie Inc.	5,310	1,336
*,1	Rocket Pharmaceuticals Inc.	387,357	1,325
*,1	Castle Biosciences Inc.	54,516	1,300
[1]	Bristol-Myers Squibb Co.	22,474	1,295
*,1	Altimmune Inc.	400,755	1,218
*,1	Upstream Bio Inc.	168,915	1,169
*,1	Varex Imaging Corp.	108,946	1,136
*,1	Novocure Ltd.	74,815	1,133
*,1	Verastem Inc.	295,455	1,129
*,1	Arcutis Biotherapeutics Inc.	41,947	1,100
	Universal Health Services Inc. Class B	7,227	1,075
*	Inspire Medical Systems Inc.	22,878	1,021
	Eli Lilly & Co.	822	986
*,1	Enovis Corp.	47,403	981
*,1	Omnicell Inc.	22,142	919
*,1	Geron Corp. (XNGS)	698,798	894
*,1	Compass Therapeutics Inc.	400,227	876
*	Intuitive Surgical Inc.	2,120	843
*,1	Fate Therapeutics Inc.	308,409	833
*,1	Arcus Biosciences Inc.	26,335	812
*,1	LifeStance Health Group Inc.	74,360	796
*,1	Moderna Inc.	11,106	778
*	10X Genomics Inc. Class A	18,210	698
*,1	BioCryst Pharmaceuticals Inc.	63,903	639
*	ACADIA Pharmaceuticals Inc.	23,499	594
*	Veeva Systems Inc. Class A	3,260	579
*,1	Pediatrix Medical Group Inc.	21,301	540
*,1	Bioventus Inc. Class A	45,247	427
*,1	Agenus Inc.	33,574	103
			72,801
Industrials (14.0%)
[1]	Southwest Airlines Co.	100,042	5,144
	Vertiv Holdings Co. Class A	12,608	4,222
*	MasTec Inc.	9,407	3,914
*,1	Willdan Group Inc.	47,192	3,733
*,1	V2X Inc.	47,731	3,559
*,1	American Superconductor Corp.	84,943	3,526
*,1	Allegiant Travel Co.	28,484	3,350
*,1	Proto Labs Inc.	40,145	3,272
[1]	Tutor Perini Corp.	37,937	3,148

Market Neutral Fund
		Shares	Market Value• ($000)
[1]	Griffon Corp.	30,751	2,999
*	ATI Inc.	14,580	2,874
*,1	SkyWest Inc.	27,362	2,718
[1]	Kennametal Inc.	74,494	2,611
[1]	Interface Inc.	69,615	2,495
	JB Hunt Transport Services Inc.	7,872	2,278
*,1	United Airlines Holdings Inc.	14,843	2,019
*,1	Healthcare Services Group Inc.	77,347	1,900
[1]	MillerKnoll Inc.	92,683	1,896
*	Bloom Energy Corp. Class A	6,076	1,839
	BWX Technologies Inc.	9,174	1,786
	GE Vernova Inc.	1,505	1,768
[1]	Exponent Inc.	29,363	1,725
[1]	Primoris Services Corp.	17,062	1,691
*	Vicor Corp.	4,264	1,619
*	MYR Group Inc.	3,120	1,561
	Matson Inc.	7,455	1,433
[1]	Park Aerospace Corp.	36,695	1,400
	Helios Technologies Inc.	14,278	1,274
*,1	Custom Truck One Source Inc.	105,704	1,248
[1]	Alight Inc. Class A	1,923,893	1,077
	Atkore Inc.	12,775	972
[1]	Columbus McKinnon Corp.	63,448	960
*,1	Innodata Inc.	12,257	926
	Automatic Data Processing Inc.	3,857	864
	Science Applications International Corp.	7,549	834
*,1	Energy Recovery Inc.	84,296	760
*,1	CoreCivic Inc.	24,676	750
*	Blue Bird Corp.	7,506	593
*	Verra Mobility Corp.	134,562	572
*,1	Upwork Inc.	65,080	544
	SS&C Technologies Holdings Inc.	7,918	491
	Trinity Industries Inc.	12,652	438
	ACCO Brands Corp.	99,747	415
*	Paylocity Holding Corp.	3,360	351
*,1	AerSale Corp.	55,144	349
	KBR Inc.	10,087	348
	Maximus Inc.	5,172	278
			84,524
Information Technology (12.2%)
	Lam Research Corp.	12,653	5,483
*,1	MaxLinear Inc.	40,564	5,193
*,1	Extreme Networks Inc.	155,387	5,030
*,1	Teradata Corp.	114,818	3,978
*,1	Ichor Holdings Ltd.	33,264	3,735
*,1	Digital Turbine Inc.	280,594	3,620
*,1	ADTRAN Holdings Inc.	258,324	3,591
*,1	Ambarella Inc.	36,445	3,127
*,1	NETGEAR Inc.	123,289	2,879
*	Insight Enterprises Inc.	18,124	2,208
*,1	Appian Corp. Class A	83,929	1,922
*,1	Sprout Social Inc. Class A	250,408	1,891
[1]	Amkor Technology Inc.	20,875	1,800
*	Astera Labs Inc.	3,713	1,793
*	Sandisk Corp.	786	1,787
*	Coherent Corp.	4,451	1,756
*,1	Commerce.com Inc.	474,654	1,405
	Oracle Corp.	9,163	1,343
*	Atlassian Corp. Ltd. Class A	16,581	1,290
	CDW Corp.	9,029	1,270
*,1	Asana Inc. Class A	179,261	1,255
*	Ciena Corp.	2,518	1,235
*,1	Five9 Inc.	57,565	1,227
*	AppLovin Corp. Class A	2,339	1,205
*	Credo Technology Group Holding Ltd.	4,272	1,162
[1]	RingCentral Inc. Class A	26,866	1,047
*,1	Cerence Inc.	84,757	959
*	Ultra Clean Holdings Inc.	6,417	915
	Micron Technology Inc.	733	846

Market Neutral Fund
		Shares	Market Value• ($000)
	Western Digital Corp.	1,279	817
*	Tenable Holdings Inc.	21,720	801
*,1	PagerDuty Inc.	71,580	691
[2]	Xerox Holdings Corp.	209,340	655
*,1	Rapid7 Inc.	76,125	617
*,1	Domo Inc. Class B	183,156	573
*	Calix Inc.	15,297	571
*	Intapp Inc.	22,129	558
*	Hut 8 Corp.	4,818	556
*	Cadence Design Systems Inc.	1,450	544
*,1	Weave Communications Inc.	80,321	481
*	nLight Inc.	6,740	469
*	Palantir Technologies Inc. Class A	3,846	449
	Microsoft Corp.	1,061	396
			73,130
Materials (4.2%)
*,1	Constellium SE	133,958	4,269
[1]	Kaiser Aluminum Corp.	19,871	3,888
[1]	Alcoa Corp.	46,780	2,439
[1]	Freeport-McMoRan Inc.	37,889	2,383
	Albemarle Corp.	17,486	2,361
*,1	Compass Minerals International Inc.	70,960	2,209
	Newmont Corp. (XNYS)	11,459	1,070
[1]	SunCoke Energy Inc.	131,903	1,062
*,1	SSR Mining Inc. (XTSE)	28,016	792
[1]	Tronox Holdings plc	109,102	688
	United States Lime & Minerals Inc.	6,467	677
*	Ingevity Corp.	8,489	634
	Celanese Corp.	12,809	589
*	Ecovyst Inc.	46,292	576
*	Intrepid Potash Inc.	17,115	561
*,1	Clearwater Paper Corp.	31,826	499
*,1	O-I Glass Inc.	40,931	394
*,1	Century Aluminum Co.	8,416	387
			25,478
Real Estate (8.6%)
[1]	Outfront Media Inc.	129,355	4,238
[1]	American Assets Trust Inc.	160,304	3,958
[1]	Phillips Edison & Co. Inc.	89,764	3,736
[1]	Cousins Properties Inc.	119,858	3,593
[1]	First Industrial Realty Trust Inc.	53,225	3,263
[1]	Summit Hotel Properties Inc.	457,557	3,208
[1]	Urban Edge Properties	138,723	3,174
[1]	Brixmor Property Group Inc.	90,441	2,852
[1]	Host Hotels & Resorts Inc.	117,794	2,793
	Prologis Inc.	19,872	2,692
*,1	Hudson Pacific Properties Inc.	173,288	2,632
*,1	Piedmont Realty Trust Inc.	228,059	2,087
[1]	DiamondRock Hospitality Co.	170,542	2,077
[1]	COPT Defense Properties	51,424	1,871
[1]	Millrose Properties Inc.	61,862	1,859
[1]	Sunstone Hotel Investors Inc.	149,201	1,708
[1]	Xenia Hotels & Resorts Inc.	81,388	1,657
*	Jones Lang LaSalle Inc.	4,660	1,444
[1]	RLJ Lodging Trust	85,846	1,017
	Regency Centers Corp.	11,123	887
[1]	Highwoods Properties Inc.	24,354	735
	Easterly Government Properties Inc.	16,853	420
			51,901
Utilities (3.0%)
[1]	American States Water Co.	47,847	3,953
[1]	Edison International	51,412	3,828
[1]	New Jersey Resources Corp.	57,138	3,202
[1]	Avista Corp.	76,549	3,132
[1]	Black Hills Corp.	21,890	1,629
[1]	National Fuel Gas Co.	9,934	767
	Vistra Corp.	4,411	700

Market Neutral Fund
		Shares	Market Value• ($000)
	NRG Energy Inc.	4,440	648
			17,859
Total Common Stocks—Long Positions (Cost $463,194)			578,632
Temporary Cash Investments (3.6%)
Money Market Fund (3.6%)
[3,4]	Vanguard Market Liquidity Fund, 3.682% (Cost $21,660)	216,622	21,660
Common Stocks Sold Short (-95.3%)
Communication Services (-3.8%)
	Uniti Group Inc.	(348,562)	(3,998)
*	Sphere Entertainment Co.	(22,910)	(3,964)
*	Lionsgate Studios Corp.	(215,422)	(3,298)
*	Trump Media & Technology Group Corp.	(318,005)	(2,462)
	Millicom International Cellular SA	(16,877)	(1,532)
*	Grindr Inc.	(99,601)	(1,431)
	TKO Group Holdings Inc.	(6,280)	(1,264)
*	AST SpaceMobile Inc.	(12,454)	(1,107)
*	EchoStar Corp. Class A	(7,538)	(765)
*	Ziff Davis Inc.	(14,169)	(742)
	Cogent Communications Holdings Inc.	(50,712)	(704)
*	Madison Square Garden Sports Corp.	(1,715)	(689)
*	Gogo Inc.	(194,763)	(604)
			(22,560)
Consumer Discretionary (-13.4%)
*	Sweetgreen Inc. Class A	(550,044)	(4,846)
*	Valvoline Inc.	(110,540)	(4,371)
	Dick's Sporting Goods Inc.	(18,576)	(4,213)
*	Dream Finders Homes Inc. Class A	(231,879)	(4,002)
	Choice Hotels International Inc.	(36,017)	(3,972)
*	GameStop Corp. Class A	(140,083)	(3,093)
	Lennar Corp. Class A	(33,977)	(3,075)
	Advance Auto Parts Inc.	(47,963)	(2,984)
	Cracker Barrel Old Country Store Inc.	(54,376)	(2,898)
	Restaurant Brands International Inc.	(39,832)	(2,888)
*	Portillo's Inc. Class A	(586,515)	(2,780)
	Somnigroup International Inc.	(35,080)	(2,750)
*	Kura Sushi USA Inc. Class A	(41,323)	(2,379)
	Starbucks Corp.	(21,592)	(2,206)
*	Groupon Inc.	(83,513)	(2,009)
*	Stride Inc.	(23,061)	(1,989)
	Acushnet Holdings Corp.	(16,011)	(1,898)
	Penske Automotive Group Inc.	(10,481)	(1,876)
*	QuantumScape Corp.	(244,380)	(1,847)
*	Flutter Entertainment plc	(17,080)	(1,745)
*	Duolingo Inc.	(15,126)	(1,740)
	Wingstop Inc.	(9,604)	(1,665)
*	LGI Homes Inc.	(25,131)	(1,600)
	Brightstar Lottery plc	(144,794)	(1,552)
*	Six Flags Entertainment Corp.	(69,341)	(1,477)
	Meritage Homes Corp.	(17,521)	(1,469)
*	Cava Group Inc.	(16,417)	(1,288)
*	EVgo Inc.	(669,973)	(1,280)
*	Universal Technical Institute Inc.	(29,623)	(1,267)
*	First Watch Restaurant Group Inc.	(84,930)	(1,095)
	Thor Industries Inc.	(11,735)	(882)
	Hyatt Hotels Corp. Class A	(4,488)	(870)
*	Savers Value Village Inc.	(71,330)	(720)
*	Pursuit Attractions & Hospitality Inc.	(11,968)	(670)
*	Dorman Products Inc.	(4,737)	(646)
*	Coupang Inc.	(35,324)	(614)
*	Coursera Inc.	(104,223)	(588)
	Harley-Davidson Inc.	(23,045)	(564)
*	Bed Bath & Beyond Inc.	(94,911)	(549)
*	Carvana Co. Class A	(8,310)	(547)
	Darden Restaurants Inc.	(2,585)	(533)
	Whirlpool Corp.	(13,418)	(529)
*	On Holding AG Class A	(8,057)	(285)
			(80,251)

Market Neutral Fund
		Shares	Market Value• ($000)
Consumer Staples (-1.9%)
	Bunge Global SA	(24,206)	(2,583)
	Cal-Maine Foods Inc.	(29,753)	(2,397)
*	Vital Farms Inc.	(192,659)	(2,241)
*	Performance Food Group Co.	(13,808)	(1,544)
*	Mama's Creations Inc.	(50,399)	(900)
	Primo Brands Corp.	(29,863)	(730)
	General Mills Inc.	(16,679)	(580)
*	Chefs' Warehouse Inc.	(5,624)	(540)
			(11,515)
Energy (-4.2%)
	Atlas Energy Solutions Inc.	(245,226)	(4,073)
	Viper Energy Inc. Class A	(78,636)	(3,334)
*	Borr Drilling Ltd.	(586,181)	(2,421)
	Core Natural Resources Inc.	(28,745)	(2,300)
*	Comstock Resources Inc.	(146,885)	(2,192)
*	NextDecade Corp.	(264,749)	(1,996)
	SM Energy Co.	(74,312)	(1,940)
	Texas Pacific Land Corp.	(4,197)	(1,837)
	Solaris Energy Infrastructure Inc.	(20,386)	(1,640)
*	Uranium Energy Corp.	(106,906)	(1,140)
	Crescent Energy Co. Class A	(102,581)	(1,007)
	ONEOK Inc.	(8,262)	(718)
*	Calumet Inc.	(17,269)	(622)
	Core Laboratories Inc.	(19,749)	(230)
			(25,450)
Financials (-18.8%)
	Ryan Specialty Holdings Inc.	(126,231)	(4,767)
	TFS Financial Corp.	(251,575)	(4,458)
	Arthur J Gallagher & Co.	(19,207)	(4,409)
	Brown & Brown Inc.	(68,437)	(4,390)
	Flagstar Bank NA	(284,642)	(4,253)
	First Citizens BancShares Inc. Class A	(1,959)	(4,076)
	Cannae Holdings Inc.	(276,459)	(3,981)
	RLI Corp.	(66,165)	(3,908)
	W R Berkley Corp.	(54,304)	(3,830)
	Apollo Global Management Inc.	(31,170)	(3,688)
	JPMorgan Chase & Co.	(10,855)	(3,553)
	Blue Owl Capital Inc.	(397,787)	(3,481)
	CNA Financial Corp.	(68,606)	(3,335)
	ServisFirst Bancshares Inc.	(37,348)	(3,240)
	National Bank Holdings Corp. Class A	(71,738)	(3,187)
	Navient Corp.	(368,422)	(3,135)
	Eagle Bancorp Inc.	(100,849)	(2,863)
*	Coinbase Global Inc. Class A	(17,637)	(2,578)
	Brookfield Asset Management Ltd. Class A	(52,959)	(2,375)
*	Webull Corp.	(336,616)	(2,195)
	LPL Financial Holdings Inc.	(7,523)	(2,119)
*	Lemonade Inc.	(31,417)	(2,044)
	Burford Capital Ltd.	(497,208)	(2,039)
	Northeast Bank	(15,362)	(2,036)
*	Coastal Financial Corp.	(26,129)	(2,025)
*	Shift4 Payments Inc. Class A	(41,163)	(2,002)
*	Triumph Financial Inc.	(23,646)	(1,804)
	Glacier Bancorp Inc.	(34,063)	(1,757)
	Visa Inc. Class A	(5,093)	(1,747)
	City Holding Co.	(12,959)	(1,719)
	WaFd Inc.	(44,584)	(1,711)
*	Columbia Financial Inc.	(78,159)	(1,659)
	FactSet Research Systems Inc.	(6,799)	(1,564)
	Lakeland Financial Corp.	(21,959)	(1,355)
	Tiptree Inc.	(73,101)	(1,310)
*	Wealthfront Corp.	(139,648)	(1,248)
	PJT Partners Inc. Class A	(8,170)	(1,233)
	Perella Weinberg Partners	(76,619)	(1,223)
*	Block Inc. (XNYS)	(15,448)	(1,174)
	Ares Management Corp. Class A	(9,055)	(1,008)
*	Sezzle Inc.	(5,353)	(919)
*	Firstsun Capital Bancorp	(22,195)	(861)

Market Neutral Fund
		Shares	Market Value• ($000)
	Employers Holdings Inc.	(16,587)	(837)
	Merchants Bancorp	(14,805)	(740)
	Bank First Corp.	(4,926)	(731)
*	World Acceptance Corp.	(3,246)	(727)
	Burke & Herbert Financial Services Corp.	(8,952)	(643)
*	NU Holdings Ltd. Class A	(47,628)	(636)
*	Figure Technology Solutions Inc. Class A	(18,651)	(573)
	Patria Investments Ltd. Class A	(49,139)	(540)
	AMERISAFE Inc.	(14,095)	(477)
	HA Sustainable Infrastructure Capital Inc.	(11,618)	(454)
	BancFirst Corp.	(3,519)	(391)
	P10 Inc. Class A	(35,375)	(278)
			(113,286)
Health Care (-12.1%)
*	Precigen Inc.	(763,930)	(4,354)
*	Summit Therapeutics Inc.	(286,814)	(4,179)
*	Scholar Rock Holding Corp.	(62,434)	(3,434)
*	Corvus Pharmaceuticals Inc.	(210,709)	(3,148)
*	Palvella Therapeutics Inc.	(18,680)	(2,855)
*	Viking Therapeutics Inc.	(71,447)	(2,787)
*	Hims & Hers Health Inc.	(77,013)	(2,670)
*	Molina Healthcare Inc.	(11,299)	(2,584)
*	Trevi Therapeutics Inc.	(135,121)	(2,520)
*	RadNet Inc.	(40,569)	(2,502)
*	Tango Therapeutics Inc.	(78,671)	(2,459)
*	Celcuity Inc.	(23,221)	(2,429)
	Concentra Group Holdings Parent Inc.	(79,885)	(2,377)
*	PROCEPT BioRobotics Corp.	(104,473)	(2,359)
*	Liquidia Corp.	(26,582)	(2,119)
*	ARS Pharmaceuticals Inc.	(264,264)	(2,117)
*	Ceribell Inc.	(101,528)	(1,975)
*	Roivant Sciences Ltd.	(52,617)	(1,862)
*	Halozyme Therapeutics Inc.	(20,550)	(1,608)
*	Kymera Therapeutics Inc.	(11,999)	(1,376)
*	Solventum Corp.	(17,770)	(1,371)
*	Praxis Precision Medicines Inc.	(3,957)	(1,325)
*	Omeros Corp.	(130,453)	(1,241)
*	Fulgent Genetics Inc.	(59,017)	(1,211)
	Royalty Pharma plc Class A	(20,739)	(1,163)
*	TG Therapeutics Inc.	(20,805)	(1,143)
*	Nuvation Bio Inc.	(199,395)	(1,132)
*	PACS Group Inc.	(24,851)	(1,060)
*	Axogen Inc.	(22,937)	(1,059)
	Baxter International Inc.	(49,642)	(1,058)
*	Acadia Healthcare Co. Inc.	(33,342)	(985)
*	Oruka Therapeutics Inc.	(8,814)	(839)
*	Krystal Biotech Inc.	(2,107)	(783)
*	Monte Rosa Therapeutics Inc.	(31,952)	(773)
*	Zenas Biopharma Inc.	(29,190)	(741)
*	Erasca Inc.	(38,558)	(706)
*	HeartFlow Inc.	(22,973)	(674)
*	Protagonist Therapeutics Inc.	(5,390)	(661)
*	Clover Health Investments Corp.	(120,365)	(631)
*	Disc Medicine Inc.	(8,298)	(607)
*	Neogen Corp.	(67,184)	(604)
	Teleflex Inc.	(4,462)	(566)
*	Capricor Therapeutics Inc.	(14,777)	(356)
*	Maze Therapeutics Inc.	(8,546)	(255)
			(72,658)
Industrials (-14.0%)
*	U-Haul Holding Co.	(79,137)	(5,179)
*	Axon Enterprise Inc.	(8,881)	(4,979)
*	Casella Waste Systems Inc. Class A	(46,457)	(4,505)
*	AeroVironment Inc.	(23,957)	(3,955)
	AAON Inc.	(30,994)	(3,932)
*	CECO Environmental Corp.	(42,257)	(3,834)
*	CBIZ Inc.	(117,235)	(3,761)
*	Joby Aviation Inc.	(419,098)	(3,738)
	Tecnoglass Inc.	(79,228)	(3,709)

Market Neutral Fund
		Shares	Market Value• ($000)
	VSE Corp.	(15,295)	(3,495)
*	First Advantage Corp.	(190,536)	(3,439)
*	QXO Inc.	(162,932)	(2,816)
	Insperity Inc.	(66,028)	(2,728)
*	Frontier Group Holdings Inc.	(311,715)	(2,466)
*	Beta Technologies Inc. Class A	(132,738)	(2,223)
*	Amprius Technologies Inc.	(149,814)	(2,076)
	HNI Corp.	(48,258)	(1,950)
	Tennant Co.	(21,330)	(1,867)
	Deere & Co.	(2,816)	(1,786)
*	TIC Solutions Inc.	(213,528)	(1,727)
	Carrier Global Corp.	(22,161)	(1,626)
	Paychex Inc.	(16,240)	(1,597)
	National Presto Industries Inc.	(11,822)	(1,478)
*	Archer Aviation Inc. Class A	(308,396)	(1,459)
*	RXO Inc.	(48,425)	(1,336)
	CNH Industrial NV	(113,701)	(1,277)
*	Ameresco Inc. Class A	(46,114)	(1,273)
	FTAI Infrastructure Inc.	(253,517)	(1,176)
*	BlackSky Technology Inc.	(40,369)	(1,127)
	FTAI Aviation Ltd.	(3,751)	(1,015)
	JBT Marel Corp.	(6,477)	(939)
*	Voyager Technologies Inc. Class A	(27,207)	(877)
	Lennox International Inc.	(1,315)	(753)
*	Masterbrand Inc.	(67,388)	(693)
	Watsco Inc.	(1,653)	(689)
*	Loar Holdings Inc.	(7,666)	(618)
*	Karman Holdings Inc.	(12,267)	(612)
*	Intuitive Machines Inc.	(28,262)	(605)
	RB Global Inc.	(4,561)	(531)
*	Limbach Holdings Inc.	(4,786)	(369)
*	Byrna Technologies Inc.	(15,120)	(101)
			(84,316)
Information Technology (-11.1%)
	CompoSecure Inc. Class A	(335,633)	(5,320)
	Badger Meter Inc.	(30,538)	(4,531)
*	SailPoint Inc.	(306,723)	(4,490)
*	DigitalOcean Holdings Inc.	(27,145)	(4,263)
*	CommScope Holding Co. Inc.	(263,167)	(3,363)
*	NextNav Inc.	(179,228)	(3,196)
*	Daily Journal Corp.	(4,886)	(2,937)
*	Rigetti Computing Inc.	(149,517)	(2,889)
*	SiTime Corp.	(3,727)	(2,779)
*	Navitas Semiconductor Corp.	(141,211)	(2,531)
	Crane NXT Co.	(44,901)	(2,297)
	NVIDIA Corp.	(10,426)	(2,086)
*	I3 Verticals Inc. Class A	(95,413)	(2,038)
*	ON Semiconductor Corp.	(19,859)	(1,877)
*	Kopin Corp.	(410,204)	(1,838)
*	IonQ Inc.	(29,078)	(1,549)
*	Impinj Inc.	(10,404)	(1,490)
*	CCC Intelligent Solutions Holdings Inc.	(280,918)	(1,450)
*	Braze Inc. Class A	(65,483)	(1,420)
*	Quantum Computing Inc.	(140,356)	(1,361)
*	Lattice Semiconductor Corp.	(7,967)	(1,219)
*	Digi International Inc.	(15,266)	(1,144)
	Apple Inc.	(3,923)	(1,135)
*	Porch Group Inc.	(65,459)	(985)
*	Mirion Technologies Inc.	(51,887)	(930)
*	PAR Technology Corp.	(50,360)	(877)
*	Tyler Technologies Inc.	(2,991)	(875)
*	Novanta Inc.	(5,116)	(830)
	Power Integrations Inc.	(7,644)	(640)
*	NetScout Systems Inc.	(14,467)	(630)
*	Terawulf Inc.	(23,054)	(569)
*	C3.ai Inc. Class A	(61,141)	(556)
	Texas Instruments Inc.	(1,820)	(543)
*	Akamai Technologies Inc.	(4,596)	(543)
*	Applied Optoelectronics Inc.	(3,620)	(536)

Market Neutral Fund
		Shares	Market Value• ($000)
*	Bitdeer Technologies Group Class A	(32,633)	(518)
	InterDigital Inc.	(1,730)	(490)
			(66,725)
Materials (-4.5%)
	Amcor plc	(104,977)	(4,551)
*	James Hardie Industries plc	(110,660)	(2,897)
	International Paper Co.	(69,026)	(2,630)
*	Perpetua Resources Corp.	(123,991)	(2,574)
*	ASP Isotopes Inc.	(303,332)	(1,887)
*	MP Materials Corp.	(31,435)	(1,761)
*	American Battery Technology Co.	(608,016)	(1,721)
*	Novagold Resources Inc.	(258,375)	(1,542)
*	Knife River Corp.	(13,570)	(1,135)
	Westlake Corp.	(15,193)	(1,109)
*	Ramaco Resources Inc. Class A	(82,905)	(1,097)
	Sonoco Products Co.	(15,072)	(849)
	Smurfit Westrock plc	(17,925)	(829)
	Silgan Holdings Inc.	(14,845)	(689)
*	USA Rare Earth Inc.	(28,911)	(624)
*	Flotek Industries Inc.	(24,134)	(567)
*	Dakota Gold Corp.	(98,359)	(419)
			(26,881)
Real Estate (-8.6%)
	SL Green Realty Corp.	(89,165)	(4,616)
	American Healthcare REIT Inc.	(87,211)	(4,548)
	CareTrust REIT Inc.	(109,414)	(4,415)
	Smartstop Self Storage REIT Inc.	(129,947)	(4,223)
	Curbline Properties Corp.	(136,538)	(4,151)
	Crown Castle Inc.	(49,146)	(3,722)
	Acadia Realty Trust	(165,787)	(3,467)
	Medical Properties Trust Inc.	(734,514)	(3,393)
	Macerich Co.	(124,483)	(3,136)
	JBG SMITH Properties	(167,571)	(2,458)
	Weyerhaeuser Co.	(90,655)	(2,170)
	SITE Centers Corp.	(451,474)	(1,792)
	Farmland Partners Inc.	(163,722)	(1,585)
	Agree Realty Corp.	(19,948)	(1,511)
	Sun Communities Inc.	(12,524)	(1,502)
	Rayonier Inc.	(61,912)	(1,317)
	Equity LifeStyle Properties Inc.	(19,576)	(1,262)
*	CoStar Group Inc.	(29,683)	(841)
	Alexandria Real Estate Equities Inc.	(15,086)	(797)
	Essential Properties Realty Trust Inc.	(19,133)	(571)
			(51,477)
Utilities (-2.9%)
	H2O America	(70,851)	(4,306)
	American Water Works Co. Inc.	(30,989)	(4,078)
	Xcel Energy Inc.	(29,922)	(2,403)
	Ormat Technologies Inc. (XNYS)	(17,956)	(1,955)
	Clearway Energy Inc. Class C	(54,316)	(1,856)
*	Cadiz Inc.	(183,745)	(768)
	NextEra Energy Inc.	(8,259)	(725)
	Consolidated Water Co. Ltd.	(20,007)	(590)
	Middlesex Water Co.	(10,270)	(577)

Market Neutral Fund
	Shares	Market Value• ($000)
Entergy Corp.	(3,815)	(438)
		(17,696)
Total Common Stocks Sold Short (Proceeds $535,877)		(572,815)
Other Assets and Other Liabilities—Net (95.5%)		573,821
Net Assets (100%)		601,298
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1
Long security positions with a value of $395,724 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.

2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $847.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $989 was received for securities on loan.
REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $463,194)	578,632
Affiliated Issuers (Cost $21,660)	21,660
Total Investments in Securities	600,292
Investment in Vanguard	12
Cash	1
Cash Held at Broker for Short Positions	570,672
Receivables for Accrued Income	655
Receivables for Capital Shares Issued	6,000
Total Assets	1,177,632
Liabilities
Securities Sold Short, at Value (Proceeds $535,877)	572,815
Payables for Investment Securities Purchased	41
Collateral for Securities on Loan	989
Payables for Capital Shares Redeemed	1,946
Payables to Vanguard	45
Accrued Dividend Expense on Securities Sold Short	410
Other Liabilities	88
Total Liabilities	576,334
Net Assets	601,298
1 Includes $847 of securities on loan.
At June 30, 2026, net assets consisted of:

Paid-in Capital	629,645
Total Distributable Earnings (Loss)	(28,347)
Net Assets	601,298

Investor Shares—Net Assets
Applicable to 30,925,824 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	494,466
Net Asset Value Per Share—Investor Shares	$15.99

Institutional Shares—Net Assets
Applicable to 6,705,860 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	106,832
Net Asset Value Per Share—Institutional Shares	$15.93

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends[1]	3,597
Interest[2]	7,136
Securities Lending—Net	2
Total Income	10,735
Expenses
The Vanguard Group—Note C
Investment Advisory Services	86
Management and Administrative—Investor Shares	275
Management and Administrative—Institutional Shares	25
Marketing and Distribution—Investor Shares	17
Marketing and Distribution—Institutional Shares	1
Custodian Fees	19
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	—
Dividend Expense on Securities Sold Short	5,095
Other Expenses	7
Total Expenses	5,538
Net Investment Income	5,197
Realized Net Gain (Loss)
Investment Securities Sold—Long Positions[2]	44,555
Investment Securities Sold—Short Positions	(24,592)
Realized Net Gain (Loss)	19,963
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Long Positions[2]	61,014
Investment Securities—Short Positions	(22,112)
Change in Unrealized Appreciation (Depreciation)	38,902
Net Increase (Decrease) in Net Assets Resulting from Operations	64,062

1	Dividends are net of foreign withholding taxes of $6.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $179, ($1), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,197	13,104
Realized Net Gain (Loss)	19,963	(15,153)
Change in Unrealized Appreciation (Depreciation)	38,902	35,256
Net Increase (Decrease) in Net Assets Resulting from Operations	64,062	33,207
Distributions
Investor Shares	(294)	(12,062)
Institutional Shares	(31)	(1,163)
Total Distributions	(325)	(13,225)
Capital Share Transactions
Investor Shares	92,723	(69,065)
Institutional Shares	65,766	(2,746)
Net Increase (Decrease) from Capital Share Transactions	158,489	(71,811)
Total Increase (Decrease)	222,226	(51,829)
Net Assets
Beginning of Period	379,072	430,901
End of Period	601,298	379,072

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.98	$13.26	$13.23	$12.39	$11.00	$8.94
Investment Operations
Net Investment Income[1]	.167	.461	.683	.572	.107	.017
Net Realized and Unrealized Gain (Loss) on Investments	1.854	.753	.090	.941	1.376	2.060
Total from Investment Operations	2.021	1.214	.773	1.513	1.483	2.077
Distributions
Dividends from Net Investment Income	(.011)	(.494)	(.743)	(.673)	(.093)	(.017)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.011)	(.494)	(.743)	(.673)	(.093)	(.017)
Net Asset Value, End of Period	$15.99	$13.98	$13.26	$13.23	$12.39	$11.00
Total Return	14.46%	9.19%	5.84%	12.24%	13.48%	23.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$494	$346	$396	$461	$648	$283
Ratio of Total Expenses to Average Net Assets
Based on Total Expenses[2,3]	2.39%	1.95%	1.40%	1.80%	1.83%	1.31%
Net of Dividend and Borrowing Expense on Securities Sold Short	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.03%	3.38%	4.89%	4.50%	0.90%	0.18%
Portfolio Turnover Rate	52%	108%	104%	124%	209%	133%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Includes net dividend expense on securities sold short of 2.19%, 1.75%, 1.20%, 1.60%, 1.63%, and 0.84%, respectively.
3	Includes net borrowing expense on securities sold short of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.27%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.93	$13.21	$13.18	$12.34	$10.96	$8.90
Investment Operations
Net Investment Income[1]	.159	.470	.692	.566	.108	.017
Net Realized and Unrealized Gain (Loss) on Investments	1.854	.750	.087	.953	1.368	2.065
Total from Investment Operations	2.013	1.220	.779	1.519	1.476	2.082
Distributions
Dividends from Net Investment Income	(.013)	(.500)	(.749)	(.679)	(.096)	(.022)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.013)	(.500)	(.749)	(.679)	(.096)	(.022)
Net Asset Value, End of Period	$15.93	$13.93	$13.21	$13.18	$12.34	$10.96
Total Return	14.46%	9.27%	5.91%	12.33%	13.47%	23.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$107	$33	$35	$29	$52	$45
Ratio of Total Expenses to Average Net Assets
Based on Total Expenses[2,3]	2.51%	1.89%	1.34%	1.74%	1.77%	1.25%
Net of Dividend and Borrowing Expense on Securities Sold Short	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.90%	3.45%	4.96%	4.48%	0.91%	0.17%
Portfolio Turnover Rate	52%	108%	104%	124%	209%	133%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Includes net dividend expense on securities sold short of 2.37%, 1.75%, 1.20%, 1.60%, 1.63%, and 0.84%, respectively.
3	Includes net borrowing expense on securities sold short of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.27%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Notes to Financial Statements
Vanguard Market Neutral Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. A gain, limited to the price at which the fund sold the security short, or a loss, theoretically unlimited in size, is recognized upon the termination of the short sale. The fund is charged a fee on borrowed securities, based on the market value of each borrowed security and a variable rate that is dependent upon the availability of such security, and the fund may receive a portion of the income from the investment of collateral which offsets the borrowing fee. The net amounts of fees or income are recorded as borrowing expense on securities sold short (for net fees charged) or interest income (for net income received) on the Statement of Operations. Dividends on securities sold short are reported as an expense in the Statement of Operations. Cash collateral segregated for securities sold short is recorded as an asset in the Statement of Assets and Liabilities. Long security positions segregated as collateral are shown in the Schedule of Investments.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.

Market Neutral Fund
7. Other: Dividend income (or dividend expense on short positions) is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the fund had contributed to Vanguard capital in the amount of $12,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2026, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.
E.
As of June 30, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	486,550
Gross Unrealized Appreciation	190,612
Gross Unrealized Depreciation	(113,808)
Net Unrealized Appreciation (Depreciation)	76,804
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2025, the fund had available capital losses totaling $130,648,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.
During the six months ended June 30, 2026, the fund purchased $290,601,000 of investment securities and sold $181,643,000 of investment securities, other than temporary cash investments. The proceeds of short sales and the cost of purchases to cover short sales were $340,089,000 and $175,714,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2026, such purchases were $924,000 and sales were $1,401,000, resulting in net realized gain of $454,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.
Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	142,935	9,581	57,655	4,221
Issued in Lieu of Cash Distributions	235	16	8,151	588
Redeemed	(50,447)	(3,406)	(134,871)	(9,965)
Net Increase (Decrease)—Investor Shares	92,723	6,191	(69,065)	(5,156)

Market Neutral Fund
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	73,044	4,820	25,361	1,863
Issued in Lieu of Cash Distributions	31	2	1,158	84
Redeemed	(7,309)	(500)	(29,265)	(2,186)
Net Increase (Decrease)—Institutional Shares	65,766	4,322	(2,746)	(239)
H.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At June 30, 2026, one shareholder was the record or beneficial owner of 29% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q6342 082026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Market Neutral Fund

A majority of independent trustees of the board of Vanguard Market Neutral Fund (Trustees) have renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that continuing the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management.

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group (QE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. VPM is led by experienced portfolio managers and analysts, is appropriately resourced, and has depth and stability. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. QE seeks to generate consistent, risk-controlled alpha through quantitative models that emphasize securities with attractive valuations, good business models, solid growth prospects, and positive market sentiment.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees determined that VPM’s Quantitative Equity Group, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VPM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONTGOMERY FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 17, 2026

VANGUARD MONTGOMERY FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 17, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.